UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

(Address of Principal Executive Offices)

Anne Ogan

c/o Ancora Trust

6060 Parkland Boulevard, Suite 200

Cleveland, Ohio 44124

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2016

	Shares	Value
Corporate Bond Trust Certificates - 31.85%

Direct Trust Certificates - 31.85%
Amtrust Finl Svcs Inc Sub Nt Exp 9/15/55	5,000	135,950
Amg 6.375 08/15/42	31,000	814,680
Ares Capital Corp. Sr Nt 10/1/22 - 5.875%	32,000	813,120
Capitala Finance Corp. 7.125% - 6/16/21 Pfd - Series F	25,000	640,000
Colony Capital, Inc. 7.125% 12/31/49 Pfd	16,000	396,480
Ctl 6.625 09/15/55 Pfd	12,000	314,040
Ctl 7% 02/01/56	18,000	497,520
Etr 5.5 04/01/66	6,000	164,219
Hercules Technology Growth Cap Sr NT 9/30/19 - 7.0%	10,000	254,721
Hercules Capital, Inc. 7% 04/30/19	10,000	255,489
KKR Financial Holdings 6.5 12/31/49	10,000	266,700
KKR Financial Holdings 6.75 12/31/49	20,000	541,600
Landmark Infrastructure Partner	10,000	259,500
Lm 6.375 03/15/56	26,000	692,120
Main Street Capital Corp. - 6.125% 4/1/23 Series	15,000	389,298
MVC Capital, Inc. 1/15/23 Series - 7.25%	30,000	758,220
Omam 5.125% 08/01/31	11,500	287,270
Saratoga Investment Corp. 5/31/20 - 7.50%	32,000	822,400
So 5.250% 10/01/76	5,000	126,450
Ta 8 10/15/30	17,100	434,340
THL Credit, Inc. 6.75% 11/15/21 Pfd	15,000	389,495
Torchmark Corp. 12/15/52 - 5.875%	28,000	738,080
Triangle Capital Corp. 6.375% 3/15/22 Pfd	11,000	286,110
United States Cellular Corp. 7.25% 12/01/64	12,000	324,480
		10,602,282

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $10,245,681)		10,602,282

Investment Companies - 35.77%

Closed-End Income Funds - 22.74%
Aberdeen Asia-Pacific Income Fund, Inc.	260,000	1,331,200
BlackRock Core Bond Trust	14,000	198,940
BlackRock Credit Allocation Income Trust IV	98,500	1,314,975
BlackRock Municipal 2018 Term Trust	19,734	300,351
Franklin Limited Duration Income Trust	62,000	749,580
MFS Intermediate Income Trust	353,000	1,599,090
MFS Multimarket Income Trust	100,000	609,000
Putnam Premier Income Trust	31,476	153,918
Western Asset/Claymore Inflation Lkd Sec Inc Fd	10,000	114,500
Western Asset/Claymore Inflation-Linked Opportunit	107,000	1,197,330
		7,568,884

Closed-End Funds, Senior Securities - 13.04%
Bancroft Fund LTD 5.375% 12/31/49	11,000	283,336
Gabelli Dividend & Income Trust Preferred A	29,600	787,360
Gabelli Equity Trust, Inc. 5.45 12/31/49	11,500	298,770
Gabelli Equity Trust, Inc. Ser D 5.875% Pfd	15,000	399,750
Gabelli Global Small and Mid Cap Value Trust 5.45 12/31/49	25,000	643,750
Gabelli Utility Trust 5.375% 12/31/49	24,700	633,987
Special Opportunities Fund, Inc. 3.500% 12/31/49	1,000	25,811
The GDL Fund 3.0% 3/26/18 Pfd	25,000	1,267,498
		4,340,261

TOTAL INVESTMENT COMPANIES (Cost $11,508,724)		11,909,145

Traditional Preferred- 12.03%
Capital One Financial Corp F 6.2% 12/31/49	12,000	458,830
Charles Schwab 6% 12/31/49	17,000	825,900
Citigroup Inc. 6.3% 12/31/49 Pfd	7,700	321,360

Maiden Holdings Ltd Pfd Ser C - 7.125%	12,000	313,200
Morgan Stanley Ser A - 4% Pfd	10,000	242,500
NextEra Energy, Inc. 5.25 06/01/76 Pfd	14,000	770,700
State Street Corp. - 6% 12/31/49 Pfd	30,000	267,800
Wells Fargo & Co. 6% 12/31/49	25,000	803,100
		4,003,390

TOTAL TRADITIONAL PREFERRED (Cost $3,739,052)		4,003,390

REIT Senior Securities - 12.84%
Apollo Coml Real Estate Pfd Ser A 8.625%	20,000	515,000
Apollo Invt Corp Sr Nts 6.875% Exp 7/15/43	10,000	269,600
Arbor Realty Trust, Inc. 7.375% 5/15/21 Pfd	17,000	435,081
Ashford Hospitality Prime, Inc. 5.5 12/31/49	28,000	653,240
Digital Realty Trust, Inc. Preferred Series G	12,000	307,440
Monmouth Real Estate Investment Corp. 6.125% 12/31/49	7,000	181,090
Pebblebrook Hotel Tr Pfd Ser C 6.50%	10,000	259,000
Rexford Industrial Realty, Inc. 5.875% 12/31/49	10,000	253,000
Summit Hotel Properties, Inc. 6.45% 12/31/49	24,500	639,016
Wells Fargo REIT 6.375% Series A 12/31/49 Pfd	23,000	609,730
Wheeler Real Estate Investment 8.750% 12/31/49	6,000	153,000
		4,275,197

TOTAL REIT SENIOR SECURITIES (Cost $3,864,504)		4,275,197

Money Market Funds - 7.36%
First American Funds Government Obligation Class Y 0.01% (a)	2,450,172	2,450,172
		2,450,172

TOTAL MONEY MARKET FUNDS (Cost $2,450,172)		2,450,172

TOTAL INVESTMENTS (Cost $31,808,133) 99.86%		33,240,186

Other Assets In Excess of Liabilities - 0.14%		46,876

TOTAL NET ASSETS - 100.00%		33,287,062

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2016.

Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2016

	Shares	Value
Common Stocks - 95.05%

Aerospace & Defense - 3.11%
BWX Technologies, Inc. Common S	47,630	1,827,563.10
Vectrus, Inc. (a)	12,599	191,882.77
		2,019,446

Airlines - 1.72%
Skywest, Inc.	42,284	1,116,720
		1,116,720

Auto Components - 1.44%
Horizon Global Corporation (a)	47,028	937,268
		937,268

Banks - 0.52%
Capstar Financial Holdings, Inc. (a)	19,810	335,185
		335,185

Building Products - 4.48%
Allegion PLC	18,650	1,285,172
Armstrong Flooring, Inc. Common (a)	51,150	965,712
Masco Corporation	19,230	659,781
		2,910,665

Capital Markets - 1.93%
Ashford, Inc. (a)	3,506	167,061
INTL FCStone Inc. (a)	27,950	1,085,858
		1,252,918

Chemicals - 4.92%
GCP Applied Technologies Inc. (a)	34,258	970,187

Ingevity Corporation (a)	6,516	300,388
Platform Specialty Products Corporation (a)	40,240	326,346
Rayonier Advanced Materials, Inc.	19,270	257,640
Tronox Limited	142,920	1,339,160
		3,193,721

Commercial Services & Supplies - 1.07%
Kimball International, Inc.	6,340	82,040
R.R. Donnelley & Sons Company	38,810	610,093
		692,133

Consumer Finance - 1.98%
Ally Financial, Inc. (a)	66,030	1,285,604
		1,285,604

Container & Packaging - 1.51%
WestRock Company	20,180	978,326
		978,326

Diversified Financial Services - 5.14%
Fidelity National Financial, Inc. (a)	137,357	1,714,215
Voya Financial, Inc.	56,220	1,620,260
		3,334,476

Diversified Telecommunications Services - 1.52%
Cincinnati Bell, Inc. (a)	242,281	988,506
		988,506

Electrical Equipment - 2.21%
Allied Motion Technologies Inc.	33,810	639,347
Babcock & Wilcox Co. (a)	48,158	794,607
		1,433,954

Food & Staples Retailing - 3.13%
SpartanNash, Inc.	25,220	729,362
The Andersons, Inc.	35,981	1,301,793
		2,031,155

Food Products - 4.45%
Mead Johnson Nutrition Co.	12,530	989,995
Nomad Holdings Ltd. (a)	160,542	1,897,606
		2,887,602

Gas Utilities - 3.03%
Delta Natural Gas Company, Inc.	6,000	143,100
ONE Gas, Inc.	14,920	922,653
South Jersey Industries, Inc.	30,400	898,320
		1,964,073

Health Care Equipment & Supplies - 2.15%
Fonar Corp.	35,790	735,127
Utah Medical Products, Inc.	11,004	658,039
		1,393,166

Health Care Providers & Services - 3.17%
Addus HomeCare Corporation	17,223	450,554
BioTelemetry, Inc. (a)	38,540	715,688
Corvel Corp. (a)	14,805	568,512
Quorum Health Corporation (a)	51,390	322,215
		2,056,969

Health Care Technology - 2.4%
Allscripts Healthcare Solutions, Inc. (a)	67,390	887,526
Simulations Plus, Inc.	75,732	667,956
		1,555,483

Hotels, Restaurants & Leisure - 3.87%
Bob Evans Farms, Inc.	21,010	804,683
Del Frisco's Restaurant Group, Inc. (a)	55,838	752,138
J. Alexander's Holdings, Inc. C (a)	82,180	832,483
Red Lion Hotels Corporation (a)	14,335	119,554
		2,508,858

Household Products - 1.09%
Energizer Holdings Inc.	29,240	1,460,830
		1,460,830

IT Services - 3.64%
Blackhawk Network Holdings, Inc. Class A (a)	32,113	968,849
PFSweb Inc. (a)	24,036	214,641
Science Applications International Corp.	16,990	1,178,596
		2,362,087

Internet & Catalog Retail - 6.21%
FTD Companies, Inc. (a)	34,000	699,380
Liberty Interactive Corp. - Class A (a)	58,403	1,168,644
Liberty Ventures - Class A (a)	54,210	2,161,353
		4,029,377

Internet Software & Services - 1.76%
Autobytel, Inc. (a)	43,291	770,580
Chubk	23,349	371,483
		1,142,062

Leisure Products - 1.54%
Nautilus, Inc. (a)	17,875	406,120
Vista Outdoor, Inc. (a)	14,830	591,124
		997,244

Machinery - 1.18%
SPX Corporation	37,968	764,676
		764,676

Media - 10.25%
Lamar Advertising Co. Class A	15,920	1,039,735
Liberty Braves Series C (a)	52,949	920,254
Liberty Media Corp. - Class C (a)	37,558	1,056,882
Liberty SiriusXM Series C (a)	34,800	1,162,668
Scripps Networks Interactive, Inc.	6,220	394,908
Townsquare Media, Inc. - Class A (a)	58,097	542,626
Tribune Media Co. - Class A	42,104	1,537,638
		6,654,711

Metals & Mining- 1.79%

Alcoa, Inc.	36,800	373,152
Olympic Steel Inc.	22,602	499,504
SunCoke Energy Inc.	35,930	288,159
		1,160,815

Oil, Gas & Consumable Fuels - 0.99%
QEP Resources, Inc. (a)	33,000	644,490
		644,490

Personal Products - 0.7%
Edgewell Personal Care Company	5,710	454,059
		454,059

Professional Services - 1.16%
CRA International Inc. (a)	10,391	276,297
BG Staffing, Inc.	30,790	476,629
		752,926

Real Estate Investment Trusts - 4.38%
Communications Sales & Leasing, Inc.	33,730	1,059,459
Cyrusone, Inc.	13,490	641,719
New Senior Investment Group, Inc.	98,775	1,139,864
		2,841,042

Specialty Retail - 1.45%
Build-A-Bear Workshop Inc. (a)	62,660	649,158
Hibbett Sports, Inc. (a)	7,300	291,270
		940,428

Textiles, Apparel & Luxury Goods - 0.46%
Cherokee, Inc.	29,159	300,338
		300,338

Thrifts & Mortgage Finance - 2.91%
TFS Financial Corp.	106,130	1,890,175
		1,890,175

Trading Companies & Distributors - 0.65%
Houston Wire & Cable Company	68,477	423,873

		423,873

TOTAL COMMON STOCKS (Cost =$54,470,723)		61,695,360

Money Market Funds - 4.99%
First American Funds Government Obligation Class Y 0.01% (b)	3,235,858	3,235,858
		3,235,858

TOTAL MONEY MARKET FUNDS (Cost $3,235,858)		3,235,858

TOTAL INVESTMENTS (Cost $55,607,501) 100.04%		64,931,218

Liablities In Excess of Other Assets - -0.04%		(22,789)

TOTAL NET ASSETS - 100.00%		64,908,429

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2016.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2016

	Shares	Value
Common Stocks - 97.66%

Aerospace & Defense - 0.9%
Arotech Corp. (a)	50,000	147,500
		147,500

Banks - 1.28%
Banc of California, Inc.	7,500	130,950
MidSouth Bancorp Inc.	16,429	170,862
		301,812

Biotechnology - 0.73%
QLT, Inc. (a)	95,000	195,700
		195,700

Capital Markets - 4.07%
Calamos Asset Management, Inc. Class A	20,000	136,400
Harris & Harris Group, Inc. (a)	150,542	209,253
MVC Capital, Inc.	38,472	318,933
		664,586

Chemicals - 1.52%
Landec Corp. (a)	20,000	268,200
		268,200

Commercial Banks - 0.79%
Boston Private Financial Holdings, Inc.	10,000	128,300
		128,300

Commercial Services & Supplies - 3.72%

Fuel Tech, Inc. (a)	35,000	49,000
Kimball International, Inc. Class B	15,000	194,100
Perma-Fix Environmental Services, Inc. (a)	72,957	365,288
		608,388

Communications Equipment - 1.83%
Aviat Networks, Inc. (a)	18,358	170,546
Oclaro, Inc. (a)	15,000	128,250
		298,796

Computers & Peripherals - 1.1%
Imation Corp. (a)	71,284	45,094
Silicon Graphics International Corp. (a)	17,500	134,750
		179,844

Construction & Engineering - 7.02%
Layne Christensen Company (a)	36,757	312,802
Northwest Pipe Co. (a)	25,000	295,250
Orion Marine Group, Inc (a)	30,000	205,500
Sterling Construction Co., Inc. (a)	43,000	332,820
		1,146,372

Distributors - 1.01%
VOXX International Corp. Class A (a)	55,096	164,737
		164,737

Diversified Consumer Services - 0.66%
Lincoln Educational Services Corp. (a)	48,496	106,691
		106,691

Diversified Financial Services - 1.56%
Pico Holdings, Inc. (a)	21,570	254,310
		254,310

Diversified Telecommunications - 1.33%
Alaska Communications Systems Group, Inc. (a)	125,981	216,687

		216,687

Electronic Equipment, Instruments & Components - 11.56%
Electro Scientific Industries, Inc. (a)	57,500	324,300
Iteris, Inc. (a)	90,028	327,702
Kimball Electronics, Inc. (a)	11,250	155,925
Mace Security International, Inc. (a)(d)(e)(f)	150,000	63,000
Maxwell Technologies, Inc. (a)	40,000	206,400
Perceptron, Inc. (a)	15,000	100,800
Radisys Corp. (a)	32,000	171,040
Richardson Electronics Ltd.	50,006	339,041
Vicon Industries, Inc. (a)	55,958	39,674
Vishay Precision Group, Inc. (a)	10,000	160,300
		1,888,182

Energy Equipment & Services - 2.41%
Dawson Geophysical Co. (a)	25,040	191,055
Gulf Island Fabrication Inc.	22,000	202,400
		393,455

Food Products - 1.87%
Coffee Holding Company, Inc. (a)	55,000	305,800
		305,800

Health Care Equipment & Supplies - 5.22%
Digirad Corp.	90,892	463,549
Invacare Corp.	18,000	201,060
RTI Biologics, Inc. Com (a)	60,000	187,800
		852,409

Health Care Providers & Services - 0.11%
Interpace Diagnostics Group, Inc. (a)	103,210	16,514
		16,514

Hotels, Restaurants & Leisure - 1.79%
Dover Downs Gaming & Entertainment, Inc. (a)	20,000	21,600

Luby's, Inc. (a)	55,083	236,306
Ruby Tuesday, Inc. (a)	13,500	33,750
		291,656

Household Durables - 4.01%
Emerson Radio Corp. (a)	116,315	118,653
Natuzzi SpA ADR (a)(c)	133,354	233,370
Stanley Funiture Co., Inc. (a)	115,432	205,469
ZAGG, Inc. (a)	12,000	97,200
		654,691

IT Services - 0.53%
Ciber, Inc. (a)	75,000	86,250
		86,250

Insurance - 2.55%
State Auto Financial Corp.	7,500	178,575
United Insurance Holdings Corp.	14,000	237,720
		416,295

Internet Software & Services - 2.63%
Liquidity Services, Inc. (a)	10,000	112,400
Monster Worldwide, Inc. (a)	15,000	54,150
Realnetworks, Inc. (a)	59,000	263,140
		429,690

Leisure Products - 5.57%
Black Diamond, Inc. (a)	25,000	128,500
Callaway Golf Co.	37,500	435,375
Jakks Pacific, Inc. (a)	40,000	345,600
		909,475

Life Sciences Tools & Services - 2.53%
Albany Molecular Research, Inc. (a)	25,000	412,750
		412,750

Machinery - 3.88%
FreightCar America, Inc.	12,000	172,560
Graham Corporation	3,604	68,836
LB Foster Co. - Class A	14,000	168,140
MFRI, Inc. (a)	17,500	134,050
Twin Disc, Inc.	7,500	89,850
		633,436

Media- 1.72%
Ballantyne Strong, Inc. (a)	40,210	281,470
		281,470

Metals & Mining- 4.39%
Ampco-Pittsburgh Corp.	17,001	188,541
Endeavour Silver Corp. (a)	35,000	179,550
Materion Corporation	2,500	76,775
Universal Stainless & Alloy Products, Inc. (a)	26,000	273,000
		717,866

Oil, Gas & Consumable Fuels - 1.22%
Vaalco Energy, Inc. (a)	52,500	48,783
Westport Fuel Systems Inc.	92,831	149,963
		198,746

Pharmaceuticals- 0.17%
Aralez Pharmaceuticals Inc. (a)	5,712	27,703
		27,703

Professional Services - 1.61%
Acacia Research Corporation (a)	10,000	65,200
CDI Corp.	35,000	198,450
		263,650

Semiconductors & Semiconductor Equipment - 7.4%
Amtech Systems, Inc. (a)	30,130	149,445
Axcelis Technologies, Inc. (a)	38,750	514,600

AXT, Inc. (a)	83,950	435,701
Kopin Corp. (a)	15,000	32,700
Rubicon Technology, Inc. (a)	46,000	28,985
Trio Tech International (a)	13,322	47,959
		1,209,389

Software - 1.07%
Telenav, Inc. (a)	30,507	174,805
		174,805

Specialty Retail - 0.89%
HHGregg, Inc. (a)	20,019	36,835
Sears Hometown and Outlet Stores, Inc. (a)	22,000	108,460
		145,295

Technology Harware, Storage & Peripheral - 0.63%
TransAct Technologies, Inc.	13,515	101,092
		101,092

Textiles, Apparel & Luxury Goods - 3.56%
Lakeland Industries, Inc. (a)	58,450	581,578
		581,578

Thrifts & Mortgage Finance - 1.41%
Trustco Bank Corp.	32,500	230,425
		230,425

Trading Companies & Distributors - 0.3%
Houston Wire & Cable Company	8,000	49,520
		49,520

TOTAL COMMON STOCKS (Cost $15,491,740)		15,954,067

Money Market Funds - 2.42%
First American Funds Government Obligation Class Y 0.01% (b)		395,376
		395,376

TOTAL MONEY MARKET FUNDS (Cost $395,376)	395,376

TOTAL INVESTMENTS (Cost $15,887,116) 100.08%	16,349,443

Liabilities In Excess of Other Assets - -0.08%	(13,213)

TOTAL NET ASSETS - 100.00%	16,336,230

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2016.
(c) ADR - American Depository Receipt
(d) The Ancora Trust Chairman serves on the Board of Directors of this company.
(e) The Portfolio Manager of this Fund serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2016

	Shares	Value
Common Stocks - 51.63%

Aerospace & Defense - 1.33%
Arotech Corp. (a)	70,000	206,500
		206,500

Banks - 1.91%
Regions Financial Corporation	30,000	296,100
		296,100

Building Products - 2.32%
Alpha Pro Tech Ltd (a)	100,000	360,000
		360,000

Capital Markets - 1.77%
Harris & Harris Group, Inc.	58,000	80,620
Safeguard Scientifics, Inc. (a)	15,000	194,400
		275,020

Chemicals - 1.32%
Monsanto Corp.	2,000	204,400
		204,400

Consumer Finance - 1.88%
Ally Financial, Inc. (a)	15,000	292,050
		292,050

Diversified Financial Services - 4.55%
Citigroup, Inc.	5,000	236,150
Lincoln National Corporation	10,000	469,800
		705,950

Electrical Equipment - 5.21%
Associated Capital Group, Inc.	10,000	354,600

Capstone Turbine Corp. (a)	110,000	150,700
Enphase Energy, Inc.	70,000	82,600
Revolution Lighting Technologies, Inc. (a)	35,000	220,850
		808,750

Electronic Equipment, Instruments & Components - 8.41%
Iteris, Inc (a)	70,000	254,800
Mace Security International, Inc. (a)(c)(d)(f)	2,500,000	1,050,000
		1,304,800

IT Services - 1.19%
Lionbridge Technologies, Inc. (a)	37,000	185,000
		185,000

Industrial Conglomerates - 1.91%
General Electric Co	10,000	296,200
		296,200

Insurance - 4.05%
Atlas Financial Holdings, Inc.	15,000	236,550
Genworth Financial, Inc. - Class A (a)	50,000	248,000
Heritage Insurance Holdings, Inc.	10,000	144,100
		628,650

Internet Software & Services - 1.39%
Yahoo, Inc. (a)	5,000	215,500
		215,500

Machinery - 0.78%
Trinity Industries Inc	5,000	120,900
		120,900

Media - 1.91%
Twenty-First Century Fox, Inc. (a)	12,000	296,880
		296,880

Miscellaneous - 0%
Contra Softbrands, Inc. (a)	40,000	-
		-

Pharmaceuticals - 1.48%
Allergan plc (a)	1,000	230,310

		230,310

Real Estate Investment Trusts - 0.88%
New York REIT, Inc.	15,000	137,250
		137,250

Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV (a)	3,500	357,035
		357,035

Services - 0.46%
Office Depot, Inc.	20,000	71,400
		71,400

Specialty Retail - 1.39%
Bed Bath & Beyond, Inc.	5,000	215,550
		215,550

Textiles, Apparel & Luxury Goods - 2.24%
Lakeland Industries, Inc. (a)	35,000	348,250
		348,250

Thrifts & Mortgage Finance - 2.95%
MGIC Investment Corp.	35,000	280,000
Riverview Bancorp, Inc. (e)(f)	33,000	177,540
		457,540

TOTAL COMMON STOCKS (Cost $6,749,549)		8,014,035

Investment Companies - 30.22%
Alpine Total Dynamic Dividend Fund	80,000	610,400
Blackrock Resources & Commodities Strategy Trust	25,000	203,750
Boulder Growth & Income Fund, Inc.	50,000	419,000
Clough Global Opportunities Fund	20,000	193,400
Cohen & Steers Infrastructure Fund, Inc.	25,000	538,500
Equus Total Return, Inc.	68,000	126,480
Firsthand Technology Value Fund, Inc.	50,000	392,500
Gabelli Global Deal Fund (a)	35,000	348,250
Liberty All Star Equity Fund (a)	82,000	424,760
Royce Value Trust Inc.	50,000	633,000
Zweig Fund Inc.	45,000	582,750
		4,690,290

TOTAL INVESTMENT COMPANIES (Cost $3,828,466.91)		4,690,290

Money Market Funds - 18.39%
First American Funds Government Obligation Class Y (b)	2,854,778	2,854,778
		2,854,778

TOTAL MONEY MARKET FUNDS (Cost $2,854,778)		2,854,778

TOTAL INVESTMENTS (Cost $14,060,900) 100.24%		15,559,103

Liabilities In Excess of Other Assets - -0.24%		(36,836)

TOTAL NET ASSETS - 100.00%		15,522,267

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2016.
(c) The Ancora Trust Chairman and Portfolio Manager serves on the Board of Directors of this company.
(d) The Portfolio Manager of the MicroCap Fund serves on the Board of Directors for this company.
(e) A Portfolio Manager of the Adviser serves on the Board of Directors for this company.
(f) Adviser owns more than 5% of the outstanding voting shares of the company.

Federal Income Tax Note (unaudited)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, net investment losses and capital loss carryovers.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2016 are noted below.

Portfolio	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Ancora Income Portfolio	$31,808,133	$1,515,771	$ (83,718)	$(1,432,053)
Ancora/Thelen Small-Mid Cap Portfolio	$55,607,501	$11,917,071	$ (2,593,355)	$9,323,716
Ancora MicroCap Portfolio	$15,887,116	$3,828,868	$ (3,366,541)	$(462,327)
Ancora Special Opportunities Portfolio	$14,060,900	$2,170,371	$ (672,168)	$(1,498,203)

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 33,240,186	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 33,240,186	- 0 -

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 64,931,218	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 64,931,218	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 16,349,443	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 16,349,443	- 0 -

Ancora Special Opportunities Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 15,559,103	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 15,559,103	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Anne Ogan

     Anne Ogan

     Chairman

Date: November 29, 2016